Short-term and Long-term deposits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Short Term And Long Term Deposits [Line Items]
Short-term deposits	$ 2,408,987	¥ 16,770,885		¥ 7,326,996
RMB [Member]
Short Term And Long Term Deposits [Line Items]
Short-term deposits		4,500,003		2,100,000
Long-term deposits		0		1,000,000
US$ [Member]
Short Term And Long Term Deposits [Line Items]
Short-term deposits	$ 1,758,964	¥ 12,270,882	$ 761,573	¥ 5,226,996